Spin-Off Of Business	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Spin-Off Of Business
(3)	SPIN-OFF OF BUSINESS

On June 13, 2014, the Company completed a spin-off of OVS, a company that provides voice and managed services. Prior to the spin-off, on March 7, 2014, OVS converted from a corporation to a limited liability company. At that time, certain tax attributes were retained by the Company in connection with the conversion, primarily deferred tax assets associated with net operating loss carry forwards totaling $13.7. On the spin-off date, the remaining net assets of OVS were distributed to CII.

The spin-off is reported as an equity distribution at carryover basis equal to the net assets and liabilities of OVS on the spin-off date, as the transaction was between entities under common control.

The Company determined that all significant cash flows and continuing involvement associated with the operations of OVS were discontinued. The results of operations of OVS are reported as discontinued operations in the accompanying consolidated financial statements for all periods presented and are presented net of intercompany eliminations.

Earnings from discontinued operations, net of income taxes in the accompanying consolidated statements of operations are comprised of the following:

	Three months ended December 31,	Six months ended December 31,
	2013	2013
Revenue	$19.9	$40.0

Earnings before income taxes	$2.8	$5.9
Income tax expense	(2.0)	(3.4)

Earnings from discontinued operations, net of income taxes	$0.8	$2.5

(4)	SPIN-OFF OF BUSINESS

On June 13, 2014, the Company completed a spin-off of OVS, a company that provides voice and managed services. Prior to the spin-off, on March 7, 2014, OVS converted from a corporation to an LLC. At that time, certain tax attributes were retained by the Company in connection with the conversion, primarily deferred tax assets associated with net operating loss carryforwards totaling $13,680. On the spin-off date, the remaining net assets of OVS were distributed to CII.

The Company determined that all significant cash flows and continuing involvement associated with the operations of OVS were discontinued. The results of operations of OVS are reported as discontinued operations in the accompanying consolidated financial statements for all periods presented and are presented net of intercompany eliminations.

The following table presents the book value of the assets and liabilities presented and disclosed as discontinued operations for OVS as of June 30, 2013 and June 13, 2014 (spin-off date), respectively:

	June 30, 2013	June 13, 2014
Cash	$15,987	$19,159
Other current assets	10,130	12,479
Property and equipment	21,065	22,985
Intangibles	11,673	10,337
Goodwill	3,833	3,833
Deferred tax asset (including current portion)	8,579	—
Other assets	876	989

Total assets	72,143	69,782

Current liabilities	15,356	13,008
Long term debt (including current portion)	4,306	4,680
Deferred tax liability (including current portion)	—	5,490
Other liabilities	8,510	14,765

Total liabilities	28,172	37,943

Net book value of assets	$43,971	$31,839

Earnings from discontinued operations, net of income taxes in the accompanying consolidated statements of operations are comprised of the following:

	Year Ended June 30,		Period Ended June 13,
	2012	2013	2014
Revenues	$74,671	$80,241	$75,736

Earnings before income taxes	$14,467	$17,003	$10,074
Income tax expense	5,794	8,607	7,724

Earnings from discontinued operations, net of income taxes	$8,673	$8,396	$2,350